Columbia Large Cap Index Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	328,198	8,139,311
Comcast Corp., Class A	168,229	4,183,855
Verizon Communications, Inc.	197,699	9,451,989
Total		21,775,155
Entertainment 1.1%
Electronic Arts, Inc.	10,559	2,129,962
Live Nation Entertainment, Inc.(a)	7,403	1,246,739
Netflix, Inc.(a)	197,941	17,026,885
Take-Two Interactive Software, Inc.(a)	8,160	1,829,146
TKO Group Holdings, Inc.	3,108	637,699
Walt Disney Co. (The)	83,051	8,457,083
Warner Bros Discovery, Inc.(a)	116,191	3,138,319
Total		34,465,833
Interactive Media & Services 8.2%
Alphabet, Inc., Class A	272,943	103,811,141
Alphabet, Inc., Class C	219,249	82,531,901
Meta Platforms, Inc., Class A	102,538	64,856,310
Total		251,199,352
Media 0.2%
Charter Communications, Inc., Class A(a)	4,037	581,530
EchoStar Corp., Class A(a)	6,311	815,318
Fox Corp., Class A	9,408	601,359
Fox Corp., Class B	6,637	380,897
News Corp., Class A	17,356	452,991
News Corp., Class B	5,730	170,869
Omnicom Group, Inc.	14,749	1,072,400
Paramount Skydance Corp., Class B	14,570	154,588
Trade Desk, Inc. (The), Class A(a)	20,643	445,063
Total		4,675,015
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	22,212	4,165,417
Total Communication Services		316,280,772
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.6%
Automobile Components 0.0%
Aptiv PLC(a)	9,974	677,634
Automobiles 2.1%
Ford Motor Co.	183,710	3,203,903
General Motors Co.	42,379	3,527,628
Tesla, Inc.(a)	131,851	57,459,347
Total		64,190,878
Broadline Retail 4.1%
Amazon.com, Inc.(a)	457,974	123,946,084
eBay, Inc.	21,190	2,315,431
Total		126,261,515
Distributors 0.0%
Genuine Parts Co.	6,522	643,721
Pool Corp.	1,537	278,812
Total		922,533
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A(a)	19,858	2,647,270
Booking Holdings, Inc.	37,779	6,325,338
Carnival Corp., Ltd.	60,269	1,691,148
Chipotle Mexican Grill, Inc.(a)	61,059	1,945,340
Darden Restaurants, Inc.	5,398	1,100,706
Domino’s Pizza, Inc.	1,457	452,515
DoorDash, Inc., Class A(a)	17,526	2,791,716
Expedia Group, Inc.	5,486	1,238,684
Hilton Worldwide Holdings, Inc.	10,750	3,522,345
Las Vegas Sands Corp.	14,174	716,779
Marriott International, Inc., Class A	10,311	3,872,812
McDonald’s Corp.	33,387	9,321,650
MGM Resorts International(a)	8,995	392,812
Norwegian Cruise Line Holdings Ltd.(a)	21,343	391,431
Royal Caribbean Cruises Ltd.	11,795	3,357,211
Starbucks Corp.	53,412	5,296,334
Wynn Resorts Ltd.	3,958	400,629
Yum! Brands, Inc.	13,017	1,925,865
Total		47,390,585

Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
D.R. Horton, Inc.	12,631	1,857,894
Garmin Ltd.	7,664	1,792,763
Lennar Corp., Class A	10,116	908,214
NVR, Inc.(a)	131	799,729
PulteGroup, Inc.	9,008	1,064,565
Total		6,423,165
Leisure Products 0.0%
Hasbro, Inc.	6,250	538,562
Specialty Retail 1.4%
AutoZone, Inc.(a)	777	2,280,643
Best Buy Co., Inc.	9,136	712,151
Carvana Co.(a)	33,151	2,420,023
Home Depot, Inc. (The)	46,671	14,801,241
Lowe’s Companies, Inc.	26,298	5,637,239
O’Reilly Automotive, Inc.(a)	39,470	3,429,154
Ross Stores, Inc.	15,164	3,513,954
TJX Companies, Inc. (The)	52,060	8,056,285
Tractor Supply Co.	24,772	781,061
Ulta Beauty, Inc.(a)	2,080	1,058,408
Williams-Sonoma, Inc.	5,597	1,139,381
Total		43,829,540
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.(a)	6,655	757,672
lululemon athletica, Inc.(a)	5,005	656,556
NIKE, Inc., Class B	55,859	2,582,361
Ralph Lauren Corp.	1,812	659,387
Tapestry, Inc.	9,492	1,380,706
Total		6,036,682
Total Consumer Discretionary		296,271,094
Consumer Staples 4.5%
Beverages 1.0%
Brown-Forman Corp., Class B	8,010	206,017
Coca-Cola Co. (The)	181,499	14,340,236
Constellation Brands, Inc., Class A	6,584	913,991
Keurig Dr. Pepper, Inc.	63,692	1,912,671
Molson Coors Beverage Co., Class B	7,937	313,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	33,437	2,945,131
PepsiCo, Inc.	64,070	9,238,253
Total		29,870,049
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	1,738	1,333,289
Costco Wholesale Corp.	20,809	19,900,063
Dollar General Corp.	10,319	1,141,384
Dollar Tree, Inc.(a)	8,670	1,009,535
Kroger Co. (The)	27,295	1,696,384
Sysco Corp.	22,453	1,702,162
Target Corp.	21,228	2,697,442
Walmart, Inc.	205,509	23,787,667
Total		53,267,926
Food Products 0.4%
Archer-Daniels-Midland Co.	22,530	1,797,443
Bunge Global SA	6,346	782,462
Campbell’s Co. (The)	9,225	194,740
Conagra Brands, Inc.	22,427	297,831
General Mills, Inc.	25,015	845,757
Hershey Co. (The)	6,947	1,347,926
Hormel Foods Corp.	13,669	317,531
JM Smucker Co. (The)	5,002	516,206
Kraft Heinz Co. (The)	39,957	959,368
McCormick & Co., Inc.	11,889	563,182
Mondelez International, Inc., Class A	60,095	3,676,011
Tyson Foods, Inc., Class A	13,224	806,928
Total		12,105,385
Household Products 0.7%
Church & Dwight Co., Inc.	11,097	1,061,206
Clorox Co. (The)	5,669	510,323
Colgate-Palmolive Co.	37,789	3,405,923
Kimberly-Clark Corp.	15,561	1,518,754
Procter & Gamble Co. (The)	108,952	15,641,149
Total		22,137,355
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	11,590	1,030,931
Kenvue, Inc.	89,825	1,552,176
Total		2,583,107
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.6%
Altria Group, Inc.	78,698	5,475,807
Philip Morris International, Inc.	72,979	12,945,015
Total		18,420,822
Total Consumer Staples		138,384,644
Energy 3.1%
Energy Equipment & Services 0.3%
Baker Hughes Co.	46,330	2,959,560
Halliburton Co.	39,265	1,525,445
SLB Ltd.	70,103	3,824,119
Total		8,309,124
Oil, Gas & Consumable Fuels 2.8%
APA Corp.	16,627	605,722
Chevron Corp.	87,880	16,034,585
ConocoPhillips Co.	57,438	6,546,783
Devon Energy Corp.	53,975	2,401,348
Diamondback Energy, Inc.	9,100	1,742,468
EOG Resources, Inc.	25,438	3,392,920
EQT Corp.	29,257	1,607,087
Expand Energy Corp.	11,166	1,038,215
Exxon Mobil Corp.	195,917	28,458,903
Kinder Morgan, Inc.	91,784	2,852,647
Marathon Petroleum Corp.	13,831	3,440,738
Occidental Petroleum Corp.	33,717	1,909,394
ONEOK, Inc.	29,499	2,476,146
Phillips 66	18,889	3,322,197
Targa Resources Corp.	10,064	2,567,025
Texas Pacific Land Corp.	2,715	1,066,995
Valero Energy Corp.	14,299	3,500,681
Williams Companies, Inc. (The)	57,252	4,087,220
Total		87,051,074
Total Energy		95,360,198
Financials 11.1%
Banks 3.1%
Bank of America Corp.	311,080	16,051,728
Citigroup, Inc.	81,925	10,314,358
Citizens Financial Group, Inc.	19,924	1,240,468
Fifth Third Bancorp	42,195	2,106,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Huntington Bancshares, Inc.	95,159	1,556,801
JPMorgan Chase & Co.	126,403	37,833,682
KeyCorp	43,930	937,027
M&T Bank Corp.	7,118	1,538,271
PNC Financial Services Group, Inc. (The)	18,935	4,186,907
Regions Financial Corp.	40,693	1,139,404
Truist Financial Corp.	59,187	2,853,405
U.S. Bancorp	72,874	3,997,139
Wells Fargo & Co.	144,985	11,242,137
Total		94,998,123
Capital Markets 3.0%
Ameriprise Financial, Inc.(b)	4,280	1,907,639
Ares Management Corp., Class A	9,658	1,241,053
Bank of New York Mellon Corp. (The)	32,265	4,498,709
Blackrock, Inc.	6,765	7,082,143
Blackstone, Inc.	35,100	4,105,647
Cboe Global Markets, Inc.	4,906	1,636,445
Charles Schwab Corp. (The)	78,307	6,840,117
CME Group, Inc.	16,905	4,624,194
Coinbase Global, Inc., Class A(a)	10,456	1,976,498
FactSet Research Systems, Inc.	1,739	426,872
Franklin Resources, Inc.	14,404	446,812
Goldman Sachs Group, Inc. (The)	14,061	14,420,399
Interactive Brokers Group, Inc., Class A	20,879	1,815,847
Intercontinental Exchange, Inc.	26,624	3,936,358
Invesco Ltd.	20,815	592,395
KKR & Co., Inc., Class A	32,180	3,087,349
Moody’s Corp.	7,193	3,260,227
Morgan Stanley	56,402	11,731,616
MSCI, Inc.	3,445	2,175,104
Nasdaq, Inc.	21,053	1,947,824
Northern Trust Corp.	8,736	1,445,371
Raymond James Financial, Inc.	8,224	1,179,404
Robinhood Markets, Inc., Class A(a)	37,052	3,494,004
S&P Global, Inc.	14,346	6,082,706
State Street Corp.	13,084	2,036,394
T. Rowe Price Group, Inc.	10,248	1,071,223
Total		93,062,350

Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
American Express Co.	25,108	7,945,929
Capital One Financial Corp.	29,306	5,507,477
Synchrony Financial	16,296	1,164,186
Total		14,617,592
Financial Services 3.1%
Apollo Global Management, Inc.	21,769	2,801,888
Berkshire Hathaway, Inc., Class B(a)	85,968	40,790,097
Block, Inc., Class A(a)	25,675	1,944,111
Corpay, Inc.(a)	3,280	1,186,704
Fidelity National Information Services, Inc.	24,278	1,043,711
Fiserv, Inc.(a)	25,215	1,426,160
Global Payments, Inc.	11,157	842,465
Jack Henry & Associates, Inc.	3,383	461,171
MasterCard, Inc., Class A	38,180	18,860,156
PayPal Holdings, Inc.	43,162	1,931,500
Visa, Inc., Class A	78,812	25,721,084
Total		97,009,047
Insurance 1.4%
Aflac, Inc.	21,885	2,460,312
Allstate Corp. (The)	12,189	2,512,031
American International Group, Inc.	25,155	1,867,256
Aon PLC, Class A	10,056	3,178,299
Arch Capital Group Ltd.(a)	16,759	1,497,249
Arthur J Gallagher & Co.	12,047	2,422,772
Assurant, Inc.	2,348	584,347
Brown & Brown, Inc.	13,725	772,031
Chubb Ltd.	17,052	5,315,620
Cincinnati Financial Corp.	7,314	1,151,370
Erie Indemnity Co., Class A	1,191	253,766
Everest Group Ltd.	1,908	618,249
Globe Life, Inc.	3,732	571,892
Hartford Insurance Group, Inc. (The)	13,075	1,662,225
Loews Corp.	7,921	820,219
Marsh & McLennan Companies, Inc.	22,696	3,630,679
MetLife, Inc.	25,806	2,133,898
Principal Financial Group, Inc.	9,275	961,075
Progressive Corp. (The)	27,477	5,231,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential Financial, Inc.	16,315	1,641,942
Travelers Companies, Inc. (The)	10,138	2,959,181
Willis Towers Watson PLC	4,457	1,112,779
WR Berkley Corp.	13,968	887,527
Total		44,246,340
Total Financials		343,933,452
Health Care 8.2%
Biotechnology 1.5%
AbbVie, Inc.	82,857	18,039,626
Amgen, Inc.	25,245	8,502,264
Biogen, Inc.(a)	6,880	1,348,480
Gilead Sciences, Inc.	58,165	7,819,121
Incyte Corp.(a)	7,837	758,151
Moderna, Inc.(a)	16,303	769,339
Regeneron Pharmaceuticals, Inc.	4,726	2,905,450
Vertex Pharmaceuticals, Inc.(a)	11,908	5,329,306
Total		45,471,737
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	81,521	6,978,198
Align Technology, Inc.(a)	3,128	547,244
Baxter International, Inc.	24,120	452,974
Becton Dickinson & Co.	13,349	1,963,905
Boston Scientific Corp.(a)	69,526	3,358,801
Cooper Cos, Inc. (The)(a)	9,188	562,398
DexCom, Inc.(a)	18,043	1,330,491
Edwards Lifesciences Corp.(a)	27,205	2,352,416
GE HealthCare Technologies, Inc.	21,366	1,331,956
IDEXX Laboratories, Inc.(a)	3,744	2,109,856
Insulet Corp.(a)	3,298	478,012
Intuitive Surgical, Inc.(a)	16,649	7,069,831
Medtronic PLC	60,103	4,436,202
ResMed, Inc.	6,830	1,301,593
Solventum Corp.(a)	6,912	518,054
STERIS PLC	4,598	978,133
Stryker Corp.	16,147	4,926,288
Zimmer Biomet Holdings, Inc.	9,291	764,928
Total		41,461,280
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	11,032	2,171,098
Cencora, Inc.	9,120	2,456,563
Centene Corp.(a)	21,902	1,305,359
Cigna Group (The)	12,352	3,426,445
CVS Health Corp.	59,643	5,426,320
DaVita, Inc.(a)	1,566	304,368
Elevance Health, Inc.	10,347	4,068,337
HCA Healthcare, Inc.	7,339	2,778,105
Henry Schein, Inc.(a)	4,691	359,237
Humana, Inc.	5,653	1,726,539
Labcorp Holdings, Inc.	3,886	1,010,593
McKesson Corp.	5,742	4,263,090
Quest Diagnostics, Inc.	5,157	1,005,099
UnitedHealth Group, Inc.	42,467	16,150,625
Universal Health Services, Inc., Class B	2,589	378,279
Total		46,830,057
Health Care Technology 0.0%
Veeva Systems Inc., Class A(a)	7,090	1,236,071
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	13,260	1,797,128
Bio-Techne Corp.	7,335	379,073
Charles River Laboratories International, Inc.(a)	2,307	416,898
Danaher Corp.	29,495	5,387,851
IQVIA Holdings, Inc.(a)	7,951	1,448,752
Mettler-Toledo International, Inc.(a)	953	1,125,093
Revvity, Inc.	5,315	555,683
Thermo Fisher Scientific, Inc.	17,614	8,675,071
Waters Corp.(a)	4,598	1,763,655
West Pharmaceutical Services, Inc.	3,373	1,088,838
Total		22,638,042
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	95,473	5,459,146
Eli Lilly & Co.	37,150	41,050,750
Johnson & Johnson	112,979	25,457,558
Merck & Co., Inc.	116,362	13,814,497
Pfizer, Inc.	266,554	6,978,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Viatris, Inc.	53,997	877,991
Zoetis, Inc.	19,790	1,537,485
Total		95,175,811
Total Health Care		252,812,998
Industrials 8.2%
Aerospace & Defense 2.0%
Axon Enterprise, Inc.(a)	3,699	1,659,815
Boeing Co. (The)(a)	36,818	8,510,481
General Dynamics Corp.	11,898	4,126,464
General Electric Co.	49,170	15,919,279
Howmet Aerospace, Inc.	18,797	4,854,325
Huntington Ingalls Industries, Inc.	1,840	567,033
L3Harris Technologies, Inc.	8,756	2,759,716
Lockheed Martin Corp.	9,492	5,035,032
Northrop Grumman Corp.	6,254	3,525,255
RTX Corp.	62,928	11,305,645
Textron, Inc.	8,165	749,220
TransDigm Group, Inc.	2,648	3,332,031
Total		62,344,296
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	5,561	993,473
Expeditors International of Washington, Inc.	6,283	992,651
FedEx Corp.	10,141	4,175,557
United Parcel Service, Inc., Class B	34,645	3,696,275
Total		9,857,956
Building Products 0.4%
Allegion PLC	4,033	524,572
AO Smith Corp.	5,271	298,971
Builders FirstSource, Inc.(a)	5,184	395,332
Carrier Global Corp.	36,834	2,352,588
Johnson Controls International PLC	28,694	3,846,718
Lennox International, Inc.	1,496	751,231
Masco Corp.	9,545	670,536
Trane Technologies PLC	10,376	4,682,689
Total		13,522,637

Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.4%
Cintas Corp.	15,935	2,729,028
Copart, Inc.(a)	41,751	1,368,180
Republic Services, Inc.	9,433	1,890,751
Rollins, Inc.	13,758	654,881
Veralto Corp.	11,641	957,239
Waste Management, Inc.	17,396	3,678,558
Total		11,278,637
Construction & Engineering 0.3%
Comfort Systems U.S.A., Inc.	1,650	3,016,547
EMCOR Group, Inc.	2,099	1,735,495
Quanta Services, Inc.	6,991	4,975,704
Total		9,727,746
Electrical Equipment 1.2%
AMETEK, Inc.	10,792	2,437,373
Eaton Corp. PLC	18,209	7,294,525
Emerson Electric Co.	26,347	3,789,226
GE Vernova, Inc.	12,636	12,235,692
Generac Holdings, Inc.(a)	2,751	764,530
Hubbell, Inc.	2,492	1,180,236
Rockwell Automation, Inc.	5,267	2,375,733
Vertiv Holdings Co.	17,935	5,662,259
Total		35,739,574
Ground Transportation 0.8%
CSX Corp.	87,179	3,945,721
JB Hunt Transport Services, Inc.	3,503	968,334
Norfolk Southern Corp.	10,528	3,210,619
Old Dominion Freight Line, Inc.	8,626	1,942,144
Uber Technologies, Inc.(a)	96,487	6,792,685
Union Pacific Corp.	27,820	7,306,645
Total		24,166,148
Industrial Conglomerates 0.3%
3M Co.	24,692	3,781,086
Honeywell International, Inc.	29,764	7,079,665
Total		10,860,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Caterpillar, Inc.	21,813	19,105,352
Cummins, Inc.	6,477	4,188,223
Deere & Co.	11,819	6,408,025
Dover Corp.	6,323	1,336,429
Fortive Corp.	14,693	856,896
IDEX Corp.	3,509	739,802
Illinois Tool Works, Inc.	12,295	3,040,308
Ingersoll Rand, Inc.	16,686	1,195,385
Nordson Corp.	2,481	712,866
Otis Worldwide Corp.	18,224	1,290,988
PACCAR, Inc.	24,631	2,718,523
Parker-Hannifin Corp.	5,917	4,997,676
Pentair PLC	7,672	543,485
Snap-On, Inc.	2,434	903,525
Stanley Black & Decker, Inc.	7,261	576,669
Westinghouse Air Brake Technologies Corp.	7,994	2,087,713
Xylem, Inc.	11,420	1,250,947
Total		51,952,812
Passenger Airlines 0.2%
Delta Air Lines, Inc.	30,453	2,511,764
Southwest Airlines Co.	23,034	989,310
United Airlines Holdings, Inc.(a)	15,163	1,740,712
Total		5,241,786
Professional Services 0.3%
Automatic Data Processing, Inc.	18,876	4,187,452
Broadridge Financial Solutions, Inc.	5,473	841,310
Equifax, Inc.	5,645	935,884
Jacobs Solutions, Inc.	5,506	659,949
Leidos Holdings, Inc.	5,994	766,033
Paychex, Inc.	15,146	1,468,859
Verisk Analytics, Inc.	6,534	1,143,385
Total		10,002,872
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	53,828	2,379,198
United Rentals, Inc.	2,953	2,940,213
W.W. Grainger, Inc.	2,051	2,531,426
Total		7,850,837
Total Industrials		252,546,052
Information Technology 38.0%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	48,410	7,719,943
Ciena Corp.(a)	6,603	3,831,259
Cisco Systems, Inc.	185,233	22,305,758
F5, Inc.(a)	2,650	1,016,142
Lumentum Holdings, Inc.(a)	3,347	2,861,551
Motorola Solutions, Inc.	7,766	3,131,872
Total		40,866,525
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	57,627	8,572,592
CDW Corp.	6,104	765,747
Coherent Corp.(a)	8,789	3,176,960
Corning, Inc.	36,602	6,630,818
Jabil, Inc.	4,950	1,804,572
Keysight Technologies, Inc.(a)	8,041	2,720,512
TE Connectivity PLC	13,757	2,935,881
Teledyne Technologies, Inc.(a)	2,201	1,364,246
Zebra Technologies Corp., Class A(a)	2,306	561,811
Total		28,533,139
IT Services 0.8%
Accenture PLC, Class A	28,846	5,396,221
Akamai Technologies, Inc.(a)	6,745	1,008,647
Cognizant Technology Solutions Corp., Class A	22,421	1,250,083
EPAM Systems, Inc.(a)	2,590	265,371
Gartner, Inc.(a)	3,303	535,747
GoDaddy, Inc., Class A(a)	6,336	543,819
International Business Machines Corp.	43,822	13,050,192
VeriSign, Inc.	3,869	1,104,135
Total		23,154,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 18.0%
Advanced Micro Devices, Inc.(a)	76,436	39,448,620
Analog Devices, Inc.	22,908	9,480,476
Applied Materials, Inc.	37,211	16,747,183
Broadcom, Inc.	222,277	99,306,695
First Solar, Inc.(a)	5,031	1,543,460
Intel Corp.(a)	220,122	25,243,591
KLA Corp.	6,145	11,808,908
Lam Research Corp.	58,544	18,627,530
Microchip Technology, Inc.	25,369	2,401,176
Micron Technology, Inc.	52,765	51,234,815
Monolithic Power Systems, Inc.	2,284	3,577,224
NVIDIA Corp.	1,139,217	240,534,277
NXP Semiconductors NV	11,799	3,791,609
ON Semiconductor Corp.(a)	18,472	2,228,093
Qnity Electronics, Inc.	9,820	1,531,920
QUALCOMM, Inc.	50,022	12,556,522
Skyworks Solutions, Inc.	7,050	548,842
Teradyne, Inc.	7,342	2,748,184
Texas Instruments, Inc.	42,547	13,005,767
Total		556,364,892
Software 8.7%
Adobe, Inc.(a)	19,245	4,988,496
AppLovin Corp.(a)	12,705	7,789,308
Autodesk, Inc.(a)	9,939	2,298,990
Cadence Design Systems, Inc.(a)	12,761	4,784,482
CrowdStrike Holdings, Inc., Class A(a)	11,819	8,639,689
Datadog, Inc., Class A(a)	15,390	3,806,717
Fair Isaac Corp.(a)	1,112	1,390,656
Fortinet, Inc.(a)	29,634	4,088,603
Gen Digital, Inc.	25,839	666,388
Intuit, Inc.	13,046	4,325,140
Microsoft Corp.(c)	348,124	156,739,350
Oracle Corp.	79,497	17,948,833
Palantir Technologies, Inc., Class A(a)	107,093	16,764,338
Palo Alto Networks, Inc.(a)	37,884	10,671,544
PTC, Inc.(a)	5,579	773,975
Roper Technologies, Inc.	4,998	1,626,999
Salesforce, Inc.	43,928	8,394,641

Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	49,038	6,098,856
Synopsys, Inc.(a)	8,969	4,265,836
Trimble, Inc.(a)	11,154	629,197
Tyler Technologies, Inc.(a)	2,017	631,624
Workday, Inc., Class A(a)	9,986	1,459,853
Total		268,783,515
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	688,272	214,782,160
Dell Technologies, Inc.	13,933	5,864,539
Hewlett Packard Enterprise Co.	62,297	2,681,263
HP, Inc.	43,036	1,163,693
NetApp, Inc.	9,286	1,618,457
Sandisk Corp.(a)	6,920	11,729,262
Seagate Technology Holdings PLC	10,224	8,995,075
Super Micro Computer, Inc.(a)	23,588	1,087,171
Western Digital Corp.	15,895	8,443,583
Total		256,365,203
Total Information Technology		1,174,067,489
Materials 1.8%
Chemicals 1.0%
Air Products & Chemicals, Inc.	10,438	2,908,236
Albemarle Corp.	5,525	974,720
CF Industries Holdings, Inc.	7,312	821,503
Corteva, Inc.	31,529	2,468,090
Dow, Inc.	33,639	1,135,316
DuPont de Nemours, Inc.	19,184	928,889
Ecolab, Inc.	11,951	3,059,456
International Flavors & Fragrances, Inc.	12,006	913,056
Linde PLC	21,891	10,894,932
LyondellBasell Industries NV, Class A	12,072	804,599
Mosaic Co. (The)	14,881	355,656
PPG Industries, Inc.	10,520	1,188,550
Sherwin-Williams Co. (The)	10,808	3,283,903
Total		29,736,906
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.2%
CRH PLC	31,423	3,418,508
Martin Marietta Materials, Inc.	2,827	1,644,296
Vulcan Materials Co.	6,194	1,752,407
Total		6,815,211
Containers & Packaging 0.1%
Amcor Plc	21,661	840,880
Avery Dennison Corp.	3,624	576,470
Ball Corp.	12,564	686,874
International Paper Co.	24,755	828,550
Packaging Corp. of America	4,190	917,233
Smurfit WestRock PLC	24,491	1,007,804
Total		4,857,811
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	67,378	4,427,408
Newmont Corp.	51,160	5,617,880
Nucor Corp.	10,729	2,682,250
Steel Dynamics, Inc.	6,436	1,674,325
Total		14,401,863
Total Materials		55,811,791
Real Estate 1.8%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	7,312	363,260
Healthpeak Properties, Inc.	32,585	624,003
Ventas, Inc.	22,267	1,879,780
Welltower, Inc.	32,712	6,716,755
Total		9,583,798
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	29,983	689,009
Industrial REITs 0.2%
Prologis, Inc.	43,579	6,252,279
Office REITs 0.0%
BXP, Inc.	6,913	414,849
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	13,622	1,703,295
CoStar Group, Inc.(a)	19,869	639,782
Total		2,343,077
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
AvalonBay Communities, Inc.	6,638	1,211,501
Camden Property Trust	4,848	516,603
Equity Residential	16,118	1,054,923
Essex Property Trust, Inc.	3,021	823,646
Invitation Homes, Inc.	26,440	773,370
Mid-America Apartment Communities, Inc.	5,480	707,304
UDR, Inc.	14,099	520,253
Total		5,607,600
Retail REITs 0.3%
Federal Realty Investment Trust	3,681	440,358
Kimco Realty Corp.	31,602	760,976
Realty Income Corp.	43,126	2,642,761
Regency Centers Corp.	7,717	596,910
Simon Property Group, Inc.	15,247	3,124,263
Total		7,565,268
Specialized REITs 0.7%
American Tower Corp.	21,947	4,103,211
Crown Castle, Inc.	20,416	1,868,064
Digital Realty Trust, Inc.	15,140	2,876,600
Equinix, Inc.	4,606	4,919,392
Extra Space Storage, Inc.	9,950	1,435,885
Iron Mountain, Inc.	13,869	1,778,699
Public Storage	7,405	2,248,825
SBA Communications Corp.	4,995	1,014,784
VICI Properties, Inc.	51,214	1,445,259
Weyerhaeuser Co.	33,779	827,923
Total		22,518,642
Total Real Estate		54,974,522
Utilities 2.1%
Electric Utilities 1.4%
Alliant Energy Corp.	12,051	862,972
American Electric Power Co., Inc.	25,356	3,211,845
Constellation Energy Corp.	14,609	4,203,740
Duke Energy Corp.	36,459	4,474,613
Edison International	18,039	1,261,648
Entergy Corp.	21,206	2,312,514
Evergy, Inc.	10,793	885,458
Common Stocks (continued)
Issuer	Shares	Value ($)
Eversource Energy	17,589	1,200,801
Exelon Corp.	47,955	2,188,666
FirstEnergy Corp.	24,374	1,130,710
NextEra Energy, Inc.	97,636	8,495,308
NRG Energy, Inc.	9,956	1,334,900
PG&E Corp.	103,044	1,683,739
Pinnacle West Capital Corp.	5,611	559,641
PPL Corp.	34,680	1,227,325
Southern Co. (The)	51,621	4,751,713
Xcel Energy, Inc.	27,732	2,204,694
Total		41,990,287
Gas Utilities 0.0%
Atmos Energy Corp.	7,756	1,311,772
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	33,385	489,758
Vistra Corp.	14,932	2,392,554
Total		2,882,312
Multi-Utilities 0.6%
Ameren Corp.	12,958	1,399,075
CenterPoint Energy, Inc.	30,607	1,293,452
CMS Energy Corp.	14,365	1,042,468
Consolidated Edison, Inc.	16,921	1,787,365
Dominion Energy, Inc.	40,033	2,679,809
DTE Energy Co.	9,736	1,390,982
NiSource, Inc.	22,434	1,036,900
Public Service Enterprise Group, Inc.	23,401	1,840,489
Sempra	30,599	2,727,289
WEC Energy Group, Inc.	15,258	1,694,401
Total		16,892,230
Water Utilities 0.0%
American Water Works Co., Inc.	9,150	1,127,921
Total Utilities		64,204,522
Total Common Stocks (Cost $515,478,855)		3,044,647,534

Columbia Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2026 (Unaudited)
Warrants 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Hologic, Inc., CVR(a),(d) 12/31/2222	10,748	107
Total Health Care		107
Total Warrants (Cost $107)		107

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(e)	40,998,484	40,982,085
Total Money Market Funds (Cost $40,979,937)		40,982,085
Total Investments in Securities (Cost: $556,458,899)		3,085,629,726
Other Assets & Liabilities, Net		1,310,841
Net Assets		3,086,940,567
At May 31, 2026, securities and/or cash totaling $8,197,520 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	116	06/2026	USD	44,055,350	4,852,516	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,209,564	36,786	(36,291)	(302,420)	1,907,639	190,361	7,239	4,280
Columbia Short-Term Cash Fund, 3.741%
	40,655,905	144,638,520	(144,308,674)	(3,666)	40,982,085	3,694	341,218	40,998,484
Total	42,865,469			(306,086)	42,889,724	194,055	348,457

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Abbreviation Legend
CVR	Contingent Value Rights
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Large Cap Index Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT175_(07/26)